Exploration Expenditures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Exploration Expenditures [Abstract]
Summary of Company's Exploration Expenditures

The following table summarizes the Company’s exploration expenditures related to the Thacker Pass project:

	For the years ended December 31,
	2019 $	2018 $

Drilling and geological expenses	533	1,319
Permitting and environmental	227	3,239
Engineering	1,063	173
Consulting and salaries	5,574	4,255
Field supplies and other	757	552
Depreciation	371	477
Total exploration expenditures	8,525	10,015